Investment in Joint Ventures and Majority Owned Subsidiaries	12 Months Ended
Jul. 02, 2017
Equity Method Investments And Joint Ventures [Abstract]
Investment in Joint Ventures and Majority Owned Subsidiaries

INVESTMENT IN JOINT VENTURES AND MAJORITY OWNED SUBSIDIARIES

We participate in certain Alliance Agreements with WITTE Automotive (“WITTE”) and ADAC Automotive (“ADAC”). WITTE, of Velbert, Germany, is a privately held automotive supplier. WITTE designs, manufactures and markets automotive components, including locks and keys, hood latches, rear compartment latches, seat back latches, door handles and specialty fasteners. WITTE’s primary market for these products has been Europe. ADAC, of Grand Rapids, Michigan, is a privately held automotive supplier and manufactures engineered products, including door handles and other automotive trim parts, utilizing plastic injection molding, automated painting and various assembly processes.

The Alliance Agreements include a set of cross-licensing agreements for the manufacture, distribution and sale of WITTE products by STRATTEC and ADAC in North America, and the manufacture, distribution and sale of STRATTEC and ADAC products by WITTE in Europe. Additionally, a joint venture company, Vehicle Access Systems Technology LLC (“VAST LLC”), in which WITTE, STRATTEC and ADAC each hold a one-third equity interest, exists to seek opportunities to manufacture and sell each company’s products in areas of the world outside of North America and Europe.

VAST LLC has investments in Sistema de Veicular Ltda, VAST Fuzhou, VAST Great Shanghai, VAST Shanghai Co. and Minda-VAST Access Systems. Sistema de Acesso Veicular Ltda is located in Brazil and services customers in South America. VAST Fuzhou, VAST Great Shanghai and VAST Shanghai Co. (collectively known as VAST China), provide a base of operations to service our automotive customers in the Asian market. VAST LLC also maintains branch offices in South Korea and Japan in support of customer sales and engineering requirements.

Effective April 30, 2015, VAST LLC executed an agreement with Minda Management Services Limited to become a 50:50 joint venture partner in the former Minda-Valeo  Security Systems joint venture entity, based in Pune, India. This joint venture entity was renamed Minda-VAST Access Systems (“Minda-VAST”). Minda Management Services Limited is an affiliate of both Minda Corporation Limited and Spark Minda, Ashok Minda Group of New Delhi, India (collectively “Minda”). Minda and its affiliates cater to the needs of all major car, motorcycle, commercial vehicle, tractor and off-road vehicle manufacturers in India. They are a leading manufacturer in the Indian marketplace of security and access products, handles, automotive safety, restraint systems, driver information and telematics systems for both OEMs and the aftermarket.

The VAST LLC investments are accounted for using the equity method of accounting. The activities related to the VAST LLC joint ventures resulted in equity earnings of joint ventures to STRATTEC of approximately $2.6 million during 2017, equity loss of joint ventures to STRATTEC of approximately $639,000 during 2016 and equity earnings of joint ventures to STRATTEC of approximately $1.3 million during 2015. The 2016 equity loss of joint ventures for VAST LLC included a $6.0 million impairment charge related to its Minda-VAST Access Systems joint venture in India. STRATTEC’s portion of this impairment charge for 2016 totaled $2.0 million. During 2017 and 2016, capital contributions totaling $1.2 million and $660,000, respectively, were made to VAST LLC for purposes of funding operations in Brazil. STRATTEC’s portion of the capital contributions totaled $400,000 in 2017 and $220,000 in 2016. During 2015, cash capital contributions totaling $13.2 million were made to VAST LLC in support of the acquisition of the 50 percent joint venture interest in Minda-VAST and in support of general operating expenses for the Brazilian entity. STRATTEC’s portion of the cash capital contributions totaled $4.4 million.

ADAC-STRATTEC LLC, a Delaware limited liability company, was formed in fiscal year 2007 to support injection molding and door handle assembly operations in Mexico. ADAC-STRATTEC LLC was 51 percent owned by STRATTEC and 49 percent owned by ADAC for all periods presented in this report. An additional Mexican entity, ADAC-STRATTEC de Mexico, is wholly owned by ADAC-STRATTEC LLC. ADAC-STRATTEC LLC’s financial results are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $3.1 million in 2017, $2.9 million in 2016 and $2.6 million in 2015. In accordance with the provisions of the ADAC-STRATTEC Credit Facility a capital contribution to ADAC-STRATTEC LLC of $6 million collectively from STRATTEC and ADAC was completed during 2017. STRATTEC’s portion of this capital contribution totaled $3.06 million. No capital contributions to ADAC-STRATTEC LLC were made during 2016 or 2015.

STRATTEC POWER ACCESS LLC (“SPA”) was formed in fiscal year 2009 to supply the North American portion of the power sliding door, lift gate and deck lid system access control products which were acquired from Delphi Corporation. SPA was 80 percent owned by STRATTEC and 20 percent owned by WITTE for all periods presented in this report. An additional Mexican entity, STRATTEC POWER ACCESS de Mexico, is wholly owned by SPA. The financial results of SPA are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $2.6 million in 2017, increased net income to STRATTEC of approximately $2.0 million in 2016 and reduced net income to STRATTEC of approximately $269,000 in 2015.

SAL LLC was formed in fiscal 2013 to introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner and the owner of the remaining ownership interest. SAL LLC was 51 percent owned by STRATTEC for all periods presented in this report. Our investment in SAL LLC, for which we exercise significant influence but do not control and are not the primary beneficiary, is accounted for using the equity method. The activities related to SAL LLC resulted in an equity loss of joint ventures to STRATTEC of approximately $1.9 million in 2017, $1.6 million in 2016 and $2.0 million in 2015.  Effective with our fiscal 2015 fourth quarter, 100 percent of the funding for SAL LLC was being made through loans from STRATTEC to SAL LLC and through STRATTEC’s guarantee of the SAL Credit Facility which is discussed herein. Therefore, effective with our fiscal 2015 fourth quarter, even though STRATTEC maintains a 51 percent ownership interest in SAL LLC, STRATTEC began recognizing 100 percent of the losses of SAL LLC up to our committed financial support through Equity Earnings (Loss) of Joint Ventures in the accompanying Consolidated Statements of Income and Comprehensive Income. In addition, the equity loss of joint ventures for SAL LLC included the following for the periods presented (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Loss on guarantee of SAL LLC vendor contract	$—	$—	$123
Loss on loan to SAL LLC	$—	$225	$100
Loss on guarantee of SAL LLC credit facility	$—	$247	$488

During fiscal 2018, we, along with our joint venture partner, intend to wind down and discontinue operating the business of SAL LLC.

STRATTEC’s joint venture investments are included in the accompanying Consolidated Balance Sheets as follows (thousands of dollars):

	July 2, 2017	July 3, 2016
Investment in Joint Ventures:
Investment in VAST LLC	$16,840	$14,168

Other Current Liabilities:
Investment in SAL LLC	$463	$1,265